Cover	12 Months Ended
Jun. 01, 2024
Document Information [Line Items]
Document Type	PRE 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Cal-Maine Foods, Inc.
Entity Central Index Key	0000016160